Reportable Segment Information	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Segment Reporting [Abstract]
Reportable Segment Information
Note Q—Reportable Segment Information
The Company has determined that it operates in two operating and reportable segments, Cyber & Engineering and Analytics, as the CODM reviews financial information presented for both segments on a disaggregated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.
Adjusted gross margin is the primary measure of segment profitability used by the CODM to assess performance and to allocate resources to the segments. Research and development costs incurred that generate marketable intellectual property (“
IP
”) are added back to the gross margin to arrive at the adjusted gross margin. Certain customer contracts that generate lower gross margin (revenue less direct costs including fringe and overheard costs) than the thresholds set by the management are accepted as the work performed for these customer contracts also simultaneously generates reusable code and other IP that is used in the execution of future customer contracts that generate higher gross margin, or enhances the marketability of the products due to additional functionality or features.

	Successor
	Period from May 22, 2020 through December 31, 2020
	Cyber & Engineering	Analytics	Total
Revenues	$15,584	$15,968	$31,552
Segment adjusted gross margin	3,570	7,799	11,369
	23%	49%	36%
Research and development costs excluded from segment adjusted gross margin			(2,694)
Operating expenses:
Selling, general and administrative			7,909
Research and development			530
Transaction expenses			10,091

Operating loss			(9,855)
Interest expens e			616

Loss before taxes			$(10,471)
As of December 31, 2020, total assets of Cyber & Engineering segment, Analytics segment and Corporate were $73,225, $143,978 and $1,162, respectively.

Note O – Reportable Segment Information
The Company has determined that it operates in two operating and reportable segments, Cyber & Engineering and Analytics, as the CODM reviews financial information presented for both segments on a disaggregated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.
Adjusted gross margin is the primary measure of segment profitability used by the CODM to assess performance and to allocate resources to the segments. Research and development costs incurred that generate marketable intellectual property (“
IP
”) are added back to the gross margin to arrive at the adjusted gross margin. Customer contracts that generate lower gross margin (revenue less direct costs including fringe and overheard costs) than the thresholds set by the management are accepted as the work performed for these customer contracts also simultaneously generates reusable code and other IP that is used in the execution of future customer contracts that generate higher gross margin, or enhances the marketability of the products due to additional functionality or features.

	Successor
	Three months ended September 30, 2021
	Cyber & Engineering	Analytics	Total
Revenues	$19,229	$20,990	$40,219
Segment adjusted gross margin	4,126	10,317	14,443
	21%	49%	36%
Research and development costs excluded from segment gross margin			(3,645)
Operating expenses:
Selling, general and administrative			12,038
Research and development			1,363

Operating loss			(2,603)
Interest expense			1,870
Other income			—

Loss before taxes			$(4,473)

	Successor
	Nine months ended September 30, 2021
	Cyber & Engineering	Analytics	Total
Revenues	$58,039	$54,061	$112,100
Segment adjusted gross margin	12,701	26,042	38,743
	22%	48%	35%
Research and development costs excluded from segment gross margin			(8,502)
Operating expenses:
Selling, general and administrative			32,557
Research and development			4,158

Operating loss			(6,474)
Interest expens e			5,579
Other income			1

Loss before taxes			$(12,052)

All revenues were generated within the United States of America.
As of September 30, 2021, total assets of Cyber & Engineering, Analytics, and Corporate were $73,708, $139,239, and $11,268, respectively.
The Successor 2020 Q3 Period, Predecessor 2020 Q3 Period, Successor 2020 Period, and Predecessor Period each comprise a single reportable segment. As a result, segment reporting for those periods is not presented.